PROPERTY, PLANT AND EQUIPMENT (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net book value of property, plant and equipment
Property, plant and equipment, at cost	516,613	459,459
Accumulated depreciation (including leased assets of 793 and 557, respectively)	(293,389)	(242,886)
Property, plant and equipment, net	270,660	271,781
Leased assets, at cost	970	1,017
Accumulated depreciation, leased assets	793	557
Depreciation expense	58,599	54,766	50,873
Depreciation of assets recorded under capital leases obligations	276.1	287.8	280.4
Interest expense accrued on capital lease obligations	181.5	135.2	53.7
Network, base station equipment and related leasehold improvements
Net book value of property, plant and equipment
Property, plant and equipment, at cost	445,857	391,737
Network, base station equipment and related leasehold improvements | Minimum
Net book value of property, plant and equipment
Useful lives, years	5 years
Network, base station equipment and related leasehold improvements | Maximum
Net book value of property, plant and equipment
Useful lives, years	17 years
Office equipment, computers and other
Net book value of property, plant and equipment
Property, plant and equipment, at cost	42,121	39,743
Office equipment, computers and other | Minimum
Net book value of property, plant and equipment
Useful lives, years	3 years
Office equipment, computers and other | Maximum
Net book value of property, plant and equipment
Useful lives, years	15 years
Buildings and related leasehold improvements
Net book value of property, plant and equipment
Property, plant and equipment, at cost	25,496	25,114
Leased assets, at cost	28	26
Buildings and related leasehold improvements | Minimum
Net book value of property, plant and equipment
Useful lives, years	20 years
Buildings and related leasehold improvements | Maximum
Net book value of property, plant and equipment
Useful lives, years	59 years
Vehicles
Net book value of property, plant and equipment
Property, plant and equipment, at cost	3,139	2,865
Leased assets, at cost	942	991
Vehicles | Minimum
Net book value of property, plant and equipment
Useful lives, years	3 years
Vehicles | Maximum
Net book value of property, plant and equipment
Useful lives, years	7 years
Construction in progress and equipment for installation
Net book value of property, plant and equipment
Property, plant and equipment, at cost	47,436	55,208